Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer or “PEO” and average “compensation actually paid” to our NEOs and the financial performance of the Company during the years ended December 31, 2022, 2021 and 2020, respectively, in each case calculated in a manner consistent with SEC rules.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Net Loss Attributable to Common Stockholders	Modified Funds from Operations
					(in thousands)	(in thousands)
2022	$—	$—	$398,210	$398,210	$(93,285)	$12,642
2021	$—	$—	$28,310	$28,310	$(92,942)	$22,940
2020	$—	$—	$—	$—	$(78,781)	$34,314

(1)
Edward M. Weil, Jr. is the PEO reflected in these columns for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.

(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.

(3)
Scott M. Lappetito is the non-PEO NEO reflected in these columns, and our only non-PEO for the covered fiscal years. Mr. Lappetito is the Company’s chief financial officer, treasurer and secretary.

PEO SCT Total to CAP Reconciliation
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Additions to SCT Total(2)			CAP
			Fair Value of Current Year Equity Awards	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested
2022	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$—	$—	$—
2020	$—	$—	$—	$—	$—	$—
Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Fiscal Year	SCT Total	Deductions from SCT(1)	Additions to SCT(2)			CAP
			Fair Value of Current Year Equity Awards	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested i
2022	$398,210	$—	$—	$—	$—	$398,210
2021	$28,310	$—	$—	$—	$—	$28,310
2020	$—	$—	$—	$—	$—	$—

(1)
No equity awards have been granted.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

Named Executive Officers, Footnote [Text Block]	(1) Edward M. Weil, Jr. is the PEO reflected in these columns for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.

(3)
Scott M. Lappetito is the non-PEO NEO reflected in these columns, and our only non-PEO for the covered fiscal years. Mr. Lappetito is the Company’s chief financial officer, treasurer and secretary.

PEO SCT Total to CAP Reconciliation
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Additions to SCT Total(2)			CAP
			Fair Value of Current Year Equity Awards	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested
2022	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$—	$—	$—
2020	$—	$—	$—	$—	$—	$—
(1)
No equity awards have been granted.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

Non-PEO NEO Average Total Compensation Amount	$ 398,210	$ 28,310
Non-PEO NEO Average Compensation Actually Paid Amount	$ 398,210	28,310
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.

(3)
Scott M. Lappetito is the non-PEO NEO reflected in these columns, and our only non-PEO for the covered fiscal years. Mr. Lappetito is the Company’s chief financial officer, treasurer and secretary.
Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Fiscal Year	SCT Total	Deductions from SCT(1)	Additions to SCT(2)			CAP
			Fair Value of Current Year Equity Awards	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested i
2022	$398,210	$—	$—	$—	$—	$398,210
2021	$28,310	$—	$—	$—	$—	$28,310
2020	$—	$—	$—	$—	$—	$—

(1)
No equity awards have been granted.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures to Determine Fiscal 2022 CAP
In determining compensation actually paid for the year ended December 31, 2022, we did not consider any financial performance measures. Accordingly, we have not included a tabular list of our most important financial measures to determine compensation actually paid during the year ended December 31, 2022 pursuant to Item 402(v) of Regulation S-K and we have not included a “company selected measure” (CSM) column in the table above.

Net Income (Loss)	$ (93,285,000)	(92,942,000)	$ (78,781,000)
PEO Name	Edward M. Weil, Jr.
Modified Funds From Operations	$ 12,642,000	$ 22,940,000	$ 34,314,000